EGShares Low Volatility Emerging Markets Dividend ETF
RISK/RETURN
Supplement dated October 27, 2011 to the Prospectus dated August 1, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF and EGShares India High Income Low Beta ETF and the Prospectus dated August 4, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective as of open of business, Friday, October 28, 2011.

1.   Throughout the Prospectuses dated August 1, 2011 and August 4, 2011, all references to “EGShares Emerging Markets High Income Low Beta ETF” are changed to “EGShares Low Volatility Emerging Markets Dividend ETF”.

2.  Throughout the Prospectus dated August 1, 2011, all references to “EGShares India High Income Low Beta ETF” are changed to “EGShares Low Volatility India Dividend ETF”.

3.  On the front cover of the Prospectus dated August 1, 2011, the NYSE Arca symbol “INLH” is changed to “LVIN”.

*           *           *

Please keep this Supplement for future reference.

EGShares Low Volatility India Dividend ETF
RISK/RETURN
Supplement dated October 27, 2011 to the Prospectus dated August 1, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF and EGShares India High Income Low Beta ETF and the Prospectus dated August 4, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective as of open of business, Friday, October 28, 2011.

1.   Throughout the Prospectuses dated August 1, 2011 and August 4, 2011, all references to “EGShares Emerging Markets High Income Low Beta ETF” are changed to “EGShares Low Volatility Emerging Markets Dividend ETF”.

2.  Throughout the Prospectus dated August 1, 2011, all references to “EGShares India High Income Low Beta ETF” are changed to “EGShares Low Volatility India Dividend ETF”.

3.  On the front cover of the Prospectus dated August 1, 2011, the NYSE Arca symbol “INLH” is changed to “LVIN”.

*           *           *

Please keep this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 27, 2011
Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 27, 2011
Prospectus Date	rr_ProspectusDate	Oct 27, 2011
EGShares Low Volatility Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Supplement [Text Block]	eeg_SupplementTextBlock
Supplement dated October 27, 2011 to the Prospectus dated August 1, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF and EGShares India High Income Low Beta ETF and the Prospectus dated August 4, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective as of open of business, Friday, October 28, 2011.

1.   Throughout the Prospectuses dated August 1, 2011 and August 4, 2011, all references to “EGShares Emerging Markets High Income Low Beta ETF” are changed to “EGShares Low Volatility Emerging Markets Dividend ETF”.

2.  Throughout the Prospectus dated August 1, 2011, all references to “EGShares India High Income Low Beta ETF” are changed to “EGShares Low Volatility India Dividend ETF”.

3.  On the front cover of the Prospectus dated August 1, 2011, the NYSE Arca symbol “INLH” is changed to “LVIN”.

*           *           *

Please keep this Supplement for future reference.

EGShares Low Volatility India Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Supplement [Text Block]	eeg_SupplementTextBlock
Supplement dated October 27, 2011 to the Prospectus dated August 1, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF and EGShares India High Income Low Beta ETF and the Prospectus dated August 4, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective as of open of business, Friday, October 28, 2011.

1.   Throughout the Prospectuses dated August 1, 2011 and August 4, 2011, all references to “EGShares Emerging Markets High Income Low Beta ETF” are changed to “EGShares Low Volatility Emerging Markets Dividend ETF”.

2.  Throughout the Prospectus dated August 1, 2011, all references to “EGShares India High Income Low Beta ETF” are changed to “EGShares Low Volatility India Dividend ETF”.

3.  On the front cover of the Prospectus dated August 1, 2011, the NYSE Arca symbol “INLH” is changed to “LVIN”.

*           *           *

Please keep this Supplement for future reference.